Income Taxes - Summary of Breakdown of Consolidated Excess MCIT and NOLCO (Detail) ₱ in Millions	12 Months Ended
Dec. 31, 2022 PHP (₱)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
MCIT	₱ 118
Consolidated tax benefits, MCIT	118
Consolidated unrecognized deferred income tax assets, MCIT	(15)
Consolidated recognized deferred income tax assets, MCIT	103
NOLCO	1,252
Consolidated tax benefits, NOLCO	313
Consolidated unrecognized deferred income tax assets, NOLCO	(148)
Consolidated recognized deferred income tax assets, NOLCO	165
Foreign Affiliates [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
NOLCO	₱ 155
December 31, 2020 expiring 2023 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expiry Date	Dec. 31, 2023
MCIT	₱ 14
December 31, 2020 expiring 2025 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expiry Date	Dec. 31, 2025
December 31, 2021 expiring 2024 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expiry Date	Dec. 31, 2024
MCIT	₱ 1
December 31, 2021 expiring 2026 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expiry Date	Dec. 31, 2026
NOLCO	₱ 81
December 31, 2022 expiring 2025 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
MCIT	103
NOLCO	₱ 1,016
December 31, 2022 expiring 2027 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expiry Date	Dec. 31, 2025
December 31, 2022, Net [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
MCIT	₱ 118
NOLCO	₱ 1,097